Income Taxes - Schedule of Major Tax-Effected Components of the Company's Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Deferred tax assets, net	$ 494,670	$ 587,902
Deferred tax liabilities
Total deferred tax liability	(3,175,246)	(3,271,904)
Net deferred tax liability	(2,680,576)	(2,684,002)
Federal and state [Member]
Deferred tax assets
Bad debt reserve	42,133	47,563
Deferred compensation	4,719	4,074
Net operating loss carryforward	20,084	21,555
Capital loss carryforward	2,827
Accruals, reserves and other	42,614	129,311
Investments in unconsolidated affiliates	198,594	236,528
Stock-based compensation	32,108	34,449
Tax credits	2,883,839	2,601,653
Deferred tax assets, gross	3,226,918	3,075,133
Less: Valuation allowance	(2,736,972)	(2,498,299)
Deferred tax assets, net	489,946	576,834
Deferred tax liabilities
Property and equipment	(2,536,724)	(2,549,866)
Long-term debt	(220,245)	(293,006)
Intangibles	(99,419)	(109,161)
Total deferred tax liability	(2,856,388)	(2,952,033)
Foreign [Member]
Deferred tax assets
Bad debt reserve	976	1,456
Net operating loss carryforward	69,800	59,329
Capital loss carryforward	3,000
Accruals, reserves and other	1,270	64
Property and equipment	2,837	10,687
Deferred tax assets, gross	74,883	71,536
Less: Valuation allowance	(70,159)	(60,468)
Deferred tax assets, net	4,724	11,068
Deferred tax liabilities
Intangibles	(318,858)	(319,871)
Total deferred tax liability	$ (318,858)	$ (319,871)